Acquisitions, Dispositions, and Deconsolidations - Energy Acquisitions (Details)	Jun. 14, 2019 USD ($) security $ / shares	Dec. 31, 2019 $ / shares	Oct. 24, 2019 $ / shares	Dec. 31, 2015 $ / shares
Business Acquisition [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares		$ 6.53	$ 176.4	$ 7.08
ampCNG | Energy
Business Acquisition [Line Items]
Number of natural gas fueling stations acquired | security	20
Consideration transferred	$ 41,200,000
Number of natural gas fueling stations | security	60
ampCNG | ANG | Term Loan
Business Acquisition [Line Items]
Face amount	$ 28,000,000.0
Duration of warrants	10 years
Preferred stock and warrants issued for common stock	$ 14,000,000.0
Interest rate (as a percent)	14.00%
Redemption period	4 years
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.001
Percentage of warrants during time of exercise	6.00%
Proceeds from warrant exercises	$ 5,000,000.0